Goodwill (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Beginning balance	$ 17,932,243
Reclassification of goodwill included in assets held for sale	3,238,569
Net exchange differences during the period	2,642,999
Ending balance	23,813,811
Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG [Member] | Disposal Group, Held-for-Sale, Not Discontinued Operations [Member]
Goodwill [Roll Forward]
Goodwill previously included in assets held for sale	$ 0	$ 3,238,569
MPC Capital [Member] | Brands [Member]
Changes in Goodwill [Abstract]
Estimated useful life	13 years
MPC Capital [Member] | Customer Relationship [Member]
Changes in Goodwill [Abstract]
Estimated useful life	25 years
MPC Capital [Member] | Order Backlog [Member]
Changes in Goodwill [Abstract]
Estimated useful life	6 years
MPC Capital [Member] | Favorable Contracts [Member]
Changes in Goodwill [Abstract]
Estimated useful life	5 years